RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
Transactions between the Company and its related parties are made on terms equivalent to those that prevail in arm’s length transactions.
Subsidiaries
Transactions between the Company and its subsidiaries are eliminated on consolidation and therefore are not disclosed. Listing of LPA's subsidiaries are disclosed in Note 2. The partnerships that the Company enters into and exercises control over are fully consolidated as detailed in Note 18.
Key Management Personnel Compensation
The amounts disclosed in the table represent the amounts recognized as general and administrative expenses in the consolidated statements of profit or loss and comprehensive income (loss), related to key management personnel for the years ended December 31, 2024, 2023 and 2022.

	Notes	2024	2023	2022

Salaries		$1,364,365	$772,793	$835,448
Cash performance bonus		808,483	576,148	—
Statutory bonus		93,017	52,284	104,956
One-time cash bonus related to the Business Combination	4	226,000	—	—
Non-executive directors' fees		660,956	125,329	90,000
Non-cash benefits		36,726	4,783	4,587
Severance benefits		—	—	224,593
Share-based payment expense	2c, 22	2,060,666	—	—
Total		$5,250,213	$1,531,337	$1,259,584

Due from affiliates – On June 25, 2015, LLP entered into a loan agreement with LLI, pursuant to which LLP issued a loan of $3,015,000 to LLI. In July 2020, the loan receivable from LLI was increased to $4,165,000 from $3,015,000 and the maturity date was extended to December 31, 2024. The loan receivable from LLI was further increased to $4,850,000 from $4,165,000 in June 2021, and then to $6,950,000 in May 2022.
The principal amount of $6,265,000 of this loan receivable bore an annual interest rate of 9.0% and the remaining principal amount of this loan receivable did not bear any interest. Principal and interest was due at maturity. In the event of a default, the interest rate increased to an annual rate of 20% until the amount was settled. For the years ended December 31, 2024, 2023, and 2022, the Company recognized interest income of $302,808, $664,219, and $0, respectively in interest income from affiliates in the consolidated statement of profit or loss and other comprehensive income (loss).
As discussed in Note 4, as of January 1, 2024, the loans to LLI were in default status due to non-payment following the maturity date of December 31, 2023. Pursuant to the Assignment Agreement, upon Closing, the loan receivable from LLI of $9,765,972 was considered settled through the foreclosure of the collateralized LLP Shares held by LLI.
As of December 31, 2024, and 2023, the loan receivable from affiliates balances outstanding were as follows:

	2024	2023

Interest receivable:
Latam Logistics Investments, LLC	$—	$2,324,041
Loan receivable:
Latam Logistics Investments, LLC	—	7,139,123
Total due from affiliates	$—	$9,463,164
Additional transactions with key management personnel – The majority shareholder of the Company provided management and advisory services to the Company totaling $664,960, $567,764, and $365,264 for the years ended December 31, 2024, 2023, and 2022, respectively.